Provisions for liabilities and other charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Reserves
Balance at beginning	$ 37,085	$ 39,446
Additions	4,445	4,053
Reversals	(2,693)	(3,902)
Use of provision	(1,279)	(394)
Reclassification	0	0
Effect of translation	(770)	(2,118)
Balance at ending	36,788	37,085
Current	35,899	36,409
Non-current	889	676
Uncertain tax positions
Changes in Reserves
Balance at beginning	34,221	36,827
Additions	3,061	3,010
Reversals	(2,297)	(3,278)
Use of provision	(670)	(319)
Reclassification	0	0
Effect of translation	(445)	(2,019)
Balance at ending	33,870	34,221
Current	33,870
Non-current	0
Provision for Value-Added Tax
Changes in Reserves
Balance at beginning	9,904
Balance at ending	9,854	9,904
Provisions related to Withholding Tax
Changes in Reserves
Balance at beginning	23,562
Balance at ending	22,044	23,562
Provisions related to Other Taxes
Changes in Reserves
Balance at beginning	755
Balance at ending	1,972	755
Marketplace and consignment goods
Changes in Reserves
Balance at beginning	817	977
Additions	247	313
Reversals	(299)	(483)
Use of provision	0	0
Reclassification	0	53
Effect of translation	(102)	(43)
Balance at ending	663	817
Current	663
Non-current	0
Provision for other expenses
Changes in Reserves
Balance at beginning	2,047	1,642
Additions	1,137	730
Reversals	(97)	(141)
Use of provision	(609)	(75)
Reclassification	0	(53)
Effect of translation	(223)	(56)
Balance at ending	2,255	2,047
Current	1,366
Non-current	889
End of service benefits provision	889	676
Litigation and penalty provisions	1,246	1,360
Restructuring provision	$ 120	$ 11